Bank Loans	6 Months Ended
Jun. 30, 2023
Bank Loans [Abstract]
Bank loans

Note 10 — Bank loans

Outstanding balance of short-term bank loans consisted of the following:

	June 30, 2023	December 31, 2022

Loan from Bank of Communication	$2,758,127	$2,174,796
Loan from Bank of China	-	434,959
Loan from SPD Bank	1,103,250	-
	$3,861,377	$2,609,755

On January 28, 2022, Powerbridge Zhuhai entered into a loan agreement with Bank of Communication to obtain a loan of $1,449,864 for a term of one year and at a fixed annual interest rate of 4.70%. The bank loan was guaranteed by the representative of Zhuhai Powerbridge and pledged approximately $2.4 million fixed assets as the collateral to secure the loan. The loan was fully repaid upon maturity.

On December 16, 2022, Powerbridge Zhuhai entered into a loan agreement with Bank of Communication to obtain a loan of $689,532 for a term of one year and at a fixed annual interest rate of 4.10%. The bank loan was guaranteed by the Company’s CEO and CEO’s spouse.

On January 16, 2023, Powerbridge Zhuhai entered into a loan agreement with Bank of Communication to obtain a loan of $494,773 for a term of one year and at a fixed annual interest rate of 4.20%. The bank loan was guaranteed by the Company’s CEO and a third party.

On January 19, 2023, Powerbridge Zhuhai entered into a loan agreement with Bank of Communication to obtain a loan of $1,379,063 for a term of one year and at a fixed annual interest rate of 4.20%. The bank loan was guaranteed by the representative of Zhuhai Powerbridge and pledged approximately $2.2 million fixed assets as the collateral to secure the loan.

On March 14, 2023, Powerbridge Zhuhai entered into a loan agreement with Bank of Communication to obtain a loan of $194,759 for a term of one year and at a fixed annual interest rate of 4.20%. The bank loan was guaranteed by the Company’s CEO and a third party.

On June 10, 2022, Powerbridge Zhuhai entered into a loan agreement with Bank of China to obtain a loan of $724,932 for a term of one year and at a fixed annual interest rate of 4.50%. The bank loan was guaranteed by the representative of Zhuhai Powerbridge and pledged approximately $1.8 million fixed assets as the collateral to secure the loan. On December 30, 2022, the Company partially repaid $289,973 in advance, the remaining balance was fully repaid on April 3, 2023

On July 15, 2022, Powerbridge Zhuhai entered into a loan agreement with Bank of China to obtain a loan of $724,932 for a term of one year and at a fixed annual interest rate of 4.50%. The bank loan was guaranteed by the representative of Zhuhai Powerbridge and pledged approximately $1.8 million fixed assets as the collateral to secure the loan. On December 30, 2022, the Company fully repaid the loan in advance.

On June 28, 2023, Powerbridge Zhuhai entered into a loan agreement with Shanghai Pudong Development Bank obtain a loan of $1,103,250 for a term of one year and at a fixed annual interest rate of 4.1%. The bank loan was guaranteed by the Company’s CEO and pledged approximately $1.7 million fixed assets as the collateral to secure the loan.

For the six months ended June 30, 2023 and 2022, interest expense was $63,806 and $96,701, respectively, with the weighted average interest rate of 4.2% and 4.8%, respectively.